Subsequent Event (Details Narrative) - Subsequent Event [Member] - CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]	Dec. 12, 2017 shares	Nov. 17, 2017 shares	May 26, 2017 USD ($)	May 26, 2017 CNY (¥)
AiXin HK [Member]
Equity ownership percentage			100.00%	100.00%
Payment to acquire business | $			$ 14,560,000
AiXin HK [Member] | RMB [Member]
Payment to acquire business | ¥				¥ 100,000,000
Aixin BVI [Member] | Share Exchange Agreement [Member]
Equity ownership percentage	100.00%	100.00%
Exchange for issuance shares of common stock	227,352,604	10
Aixin BVI [Member] | Share Exchange Agreement [Member] | Three Individuals [Member]
Number of common stock shares issued for services	45,224,085
Common stock shares outstanding	317,988,089